Segment Information - Allocation of Segment Revenues and Expenses (Details) (10-K) - USD ($)	2 Months Ended	3 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended	16 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Sep. 30, 2015	Sep. 30, 2016	Dec. 31, 2015	Oct. 31, 2015
Real Estate and Other Segments [Member]
Segment Reporting Information [Line Items]
Average unsecured debt allocation	100.00%			100.00%		100.00%
Consumer and Insurance Segment [Member]
Segment Reporting Information [Line Items]
Increase (decrease) in interest expense if debt allocation was in effect at beginning of year		$ 5,900	$ 17,900		$ 20,800
Residential Portfolio Segment [Member]
Segment Reporting Information [Line Items]
Increase (decrease) in interest expense if debt allocation was in effect at beginning of year		(4,400)	(13,400)		(15,700)
Non-core [Member]
Segment Reporting Information [Line Items]
Increase (decrease) in interest expense if debt allocation was in effect at beginning of year		$ (1,500)	$ (4,500)		(5,100)
Minimum [Member] | Real Estate and Other Segments [Member]
Segment Reporting Information [Line Items]
Average unsecured debt allocation						83.00%
Maximum [Member] | Real Estate and Other Segments [Member]
Segment Reporting Information [Line Items]
Average unsecured debt allocation						100.00%
Total Average Unsecured Debt Allocation [Member] | Consumer and Insurance Segment [Member]
Segment Reporting Information [Line Items]
Average unsecured debt allocation						100.00%
Total Average Unsecured Debt Allocation [Member] | Minimum [Member] | Consumer and Insurance Segment [Member]
Segment Reporting Information [Line Items]
Average unsecured debt allocation						83.00%
Total Average Unsecured Debt Allocation [Member] | Maximum [Member] | Consumer and Insurance Segment [Member]
Segment Reporting Information [Line Items]
Average unsecured debt allocation						100.00%
Acquired finance receivables from OneMain [Member]
Segment Reporting Information [Line Items]
Loan loss provision					$ 36,400